CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Income	$ 4,869,839	$ 884,596
Depreciation expense	246,542	225,076
Gain on the disposal of fixed assets	(1,617)	0
Common stock issued for services	28,350	208,750
Bad debt expense	0	69,995
Stock options issued for services	849,531	148,648
Changes in accounts receivable	(2,749,328)	(642,358)
Changes in inventories	(3,572,120)	(1,493,076)
Changes in prepaid expenses	(44,970)	8,231
Changes in accounts payable and accrued liabilities	519,060	1,031,985
Changes in income taxes payable	1,108,388	(132,932)
Net Cash Provided by Operating Activities	1,253,675	308,915
Proceeds from disposal of equipment	33,910	0
Purchase of fixed assets	(654,057)	(474,381)
Net Cash Used in Investing Activities	(620,147)	(474,381)
Stock issued	4,332,975	0
Stock issued in exercise of stock options	118,512	0
Net Cash Used in Financing Activities	4,451,487	0
Effect of exchange rate changes on cash	(161,257)	(264,802)
NET INCREASE IN CASH	4,923,758	(430,268)
CASH AT BEGINNING OF PERIOD	808,772	1,914,877
CASH AT END OF PERIOD	5,732,530	1,484,609
Cash Paid for Interest	10,567	13,171
Cash Paid for Income Taxes	$ 1,655,672	$ 513,245